Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 309,013	$ 301,237	$ 327,708	$ 937,958
New Mexico [Member]
Total		296,975	10,070	307,045
Oklahoma [Member]
Total		$ 4,262	317,067	321,329
Pennsylvania [Member]
Total			547	547
Texas [Member]
Total			$ 24	24
United States (Corporate) [Member]
Total	$ 309,013			$ 309,013